Restructuring - Schedule of Restructuring Charges and Related Costs (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Restructuring Charges, Beginning Balance	$ 246	$ 198	$ 198
Restructuring Expense		23	70	2,145
Restructuring Equity Award Exchange	(246)		(22)
Restructuring Utilization		(22)		(1,947)
Restructuring Charges, Ending Balance		199	246	198
Workforce-Related [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges, Beginning Balance	246	198	198
Restructuring Expense		23	70	1,094
Restructuring Equity Award Exchange	(246)		(22)
Restructuring Utilization		(22)		(896)
Restructuring Charges, Ending Balance		199	246	198
Facilities and other [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Expense				1,051
Restructuring Utilization				$ (1,051)